BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Fair values of the identifiable assets and liabilities (Details)			12 Months Ended
	Jan. 13, 2021 CNY (¥)	Jan. 13, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jan. 13, 2021 USD ($)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Capital contribution receivable due from non-controlling Interest			¥ (50,000,000)	$ (7,465,225)
Future Gas Station (Beijing) Technology, Ltd
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Cash	¥ 471,843				$ 70,448
Trade accounts receivable, net	(831,049)				(124,079)
Other receivables, net	144,285				21,542
Contract costs, net	75,250				11,235
Prepaid expenses	91,132				13,606
Property and equipment, net	118,130				17,637
Intercompany receivables	6,850,000				1,022,736
Intangible assets- customer relationship	7,000,000				1,045,131
Goodwill	6,996,895				1,044,668
Trade accounts payable	(1,032,078)				(154,094)
Other payables	(1,273,182)				(190,092)
Other payable- related parties	(479,959)				(71,660)
Deferred revenue	(39,786)				(5,940)
Accrued payroll and employees' welfare	(1,629,519)				(243,295)
Taxes payable	(64,253)				(9,593)
Deferred tax liability	(1,050,000)				(156,768)
Total	17,009,807				$ 2,539,640
Deemed equity consideration to acquire 8% equity interest in FGS	1,689,807	$ 252,296
Fair value of previously held equity interest	30,530,000	4,558,266
Non-controlling interest	34,790,000	5,194,303
Capital contribution receivable due from non-controlling Interest	(50,000,000)	(7,465,225)
Total	¥ 17,009,807	$ 2,539,640